Taxes On Income (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Schedule Of Income Before Taxes On Income

	Year ended December 31,
	2015	2014	2013
Income before taxes on income:
Domestic	$189,228	$141,532	$156,328
Foreign	59,326	57,956	46,691
	$248,554	$199,488	$203,019

Schedule Of Taxes On Income

	Year ended December 31,
	2015	2014	2013
Current taxes:
Domestic	$34,693	$24,348	$30,775
Foreign	10,246	13,254	16,137
	44,939	37,602	46,912
Adjustment for previous years:
Domestic	(903)	(5,753)	(1,823)
Foreign	(455)	(1,905)	(123)
	(1,358)	(7,658)	(1,946)
Deferred income taxes:
Domestic	1,842	(3,831)	(14,664)
Foreign	812	(489)	(4,989)
	2,654	(4,320)	(19,653)
Total taxes on income from continuing operations	$46,235	$25,624	$25,313

Total:
Domestic	$35,632	$14,764	$14,288
Foreign	10,603	10,860	11,025
Total taxes on income from continuing operations	$46,235	$25,624	$25,313

Schedule Of Uncertain Tax Positions
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2015	2014
Balance at the beginning of the year	$46,158	$62,852
Reductions related to interest and currency translation	(111)	(4,432)
Additions based on tax positions taken during a prior period	373	9,792
Reductions related to tax positions taken during a prior period	(1,925)	(358)
Reductions related to settlement of tax matters	(1,128)	(21,453)
Additions based on tax positions taken during the current period	8,920	1,441
Reductions related to a lapse of applicable statute of limitation	(2,473)	(1,684)
Balance at the end of the year	$49,813	$46,158

Schedule Of Deferred Income Taxes
Significant components of net deferred tax assets and liabilities are based on separate tax jurisdictions as follows:

		Deferred Tax Asset (Liability)
	Total	Current	Non-current
As of December 31, 2015
Deferred tax assets:
Reserves and allowances	$50,716	$14,070	$36,646
Inventory allowances	3,267	3,267	—
Property, plant and equipment	(6,859)	158	(7,017)
Other	32,704	16,012	16,692
Net operating loss carry-forwards	15,892	3,950	11,942
	95,720	37,457	58,263
Valuation allowance	(6,540)	(896)	(5,644)
Net deferred tax assets	89,180	36,561	52,619
Deferred tax liabilities:
Intangible assets	(5,753)	—	(5,753)
Property, plant and equipment	(14,577)	(6)	(14,571)
Reserves and allowances	(6,575)	(539)	(6,036)
	(26,905)	(545)	(26,360)
Net deferred tax assets	$62,275	$36,016	$26,259

As of December 31, 2014
Deferred tax assets:
Reserves and allowances	$52,110	$14,545	$37,565
Inventory allowances	3,805	3,805	—
Property, plant and equipment	(4,326)	93	(4,419)
Other	35,764	19,327	16,437
Net operating loss carry-forwards	18,627	3,138	15,489
	105,980	40,908	65,072
Valuation allowance	(5,424)	(576)	(4,848)
Net deferred tax assets	100,556	40,332	60,224
Deferred tax liabilities:
Intangible assets	(6,305)	—	(6,305)
Property, plant and equipment	(13,183)	(9)	(13,174)
Reserves and allowances	(9,126)	(3,228)	(5,898)
	(28,614)	(3,237)	(25,377)
Net deferred tax assets	$71,942	$37,095	$34,847

Schedule Of Deferred Taxes As Reflected In The Balance Sheet
The deferred taxes, net , are reflected in the balance sheet as follows:

	December 31,
	2015	2014
Current deferred income tax assets (Note 4)	$36,561	$40,332
Current deferred income tax liabilities (Note 13)	$545	$3,237
Non-current deferred income tax assets	$52,619	$60,224
Non-current deferred income tax liabilities	$26,360	$25,377

Schedule Of Effective Income Tax Rate Reconciliation
Reconciliation of the actual tax expense as reported in the statements of operations to the amount computed by applying the Israeli statutory tax rate is as follows:

	Year ended December 31,
	2015	2014	2013
Income before taxes as reported in the consolidated statements of income	$248,554	$199,488	$203,019
Statutory tax rate	26.5%	26.5%	25.0%
Theoretical tax expense	$65,867	$52,864	$50,755
Tax benefit arising from reduced rate as an “Approved, Privileged and Preferred Enterprise” and other tax benefits (*)	(20,818)	(21,781)	(27,151)
Tax adjustment in respect of different tax rates for foreign subsidiaries	2,433	1,563	1,716
Changes in carry-forward losses and valuation allowances	3,851	1,779	4,986
Taxes resulting from non-deductible expenses	776	2,244	112
Difference in basis of measurement for financial reporting and tax return purposes	(849)	(310)	(431)
Taxes in respect of prior years	(1,358)	(7,658)	(1,946)
Other differences, net	(3,667)	(3,077)	(2,728)
Actual tax expenses	$46,235	$25,624	$25,313
Effective tax rate	18.60%	12.84%	12.47%

(*) Net earnings per share – amounts of the benefit resulting from the Approved, Privileged and preferred Enterprises
Basic	$0.49	$0.51	$0.64
Diluted	$0.49	$0.51	$0.64